Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information
17.	Segment Information

The Group operates as one operating segment and reportable segment. The Group’s chief operating decision maker (“CODM”) is its interim management committee (Co-CEO after January 16, 2025) who reviews financial information presented on a consolidated basis.

The measures used by CODM to assess performance and make operating decisions are the net (loss) income as reported on the Group’s consolidated statements of comprehensive income (loss). The CODM uses performance measures to monitor operating forecast versus actual results and determine how to allocate resources of the Group as a whole. Further, the CODM reviews and utilizes cost of revenues to manage the Group’s operation.

As of December 31, 2023 and 2024, the majority of the long-lived assets of the Company are located in the PRC, and therefore no geographical segments are presented.

17.	Segment Information (Continued)

The following table presents selected financial information with respect to the Group’s single operating segment for the years ended December 31, 2022, 2023 and 2024:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Net Revenues (1)	7,108,238,352	5,530,404,557	4,270,825,456
Less: Cost of revenues
Revenue sharing fees and content costs	(5,245,923,556)	(3,878,385,035)	(3,363,122,749)
Other costs (2)	(872,204,744)	(967,986,229)	(583,870,225)
Total cost of revenues	(6,118,128,300)	(4,846,371,264)	(3,946,992,974)
Gross profit	990,110,052	684,033,293	323,832,482
Operating (expense) income
Sales and marketing expenses	(639,870,865)	(351,726,623)	(311,140,438)
General and administrative expenses	(288,241,624)	(237,755,845)	(204,428,800)
Research and development expenses	(383,091,118)	(276,935,538)	(181,676,080)
Other operating income (expense), net	122,213,830	32,314,541	(200,174,118)
Impairment of goodwill	—	(13,966,789)	—
Total operating expenses	(1,188,989,777)	(848,070,254)	(897,419,436)
Loss from operations	(198,879,725)	(164,036,961)	(573,586,954)
Other (expenses) income, net	(80,301,141)	(52,873,716)	21,898,241
Interest income	129,857,831	284,982,128	263,052,300
Foreign exchange gain, net	—	125,893	1,233,807
(Loss) income before income taxes and share of (loss) income in equity method investments	(149,323,035)	68,197,344	(287,402,606)
Income tax expense	(3,487,038)	(1,068,958)	(15,406,551)
Share of (loss) income in equity method investments	62,395,476	(31,610,752)	(4,001,129)
Net (loss) income	(90,414,597)	35,517,634	(306,810,286)
(1)	98.0%, 98.5% and 99.4% of the Group’s revenue for the years ended December 31, 2022, 2023 and 2024, respectively, were generated from the PRC.
(2)	Other costs include bandwidth costs and others.